Summary of Significant Accounting Policies - Schedule of Net Revenues from Customers (Details) - Revenue - Customer Concentration Risk	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Customer A
Summary Of Significant Accounting Policies [Line Items]
Percentage of revenue contributed	25.00%
Customer B
Summary Of Significant Accounting Policies [Line Items]
Percentage of revenue contributed	13.00%	17.00%	32.00%
Customer C
Summary Of Significant Accounting Policies [Line Items]
Percentage of revenue contributed		16.00%	15.00%
Customer D
Summary Of Significant Accounting Policies [Line Items]
Percentage of revenue contributed		14.00%
Customer E
Summary Of Significant Accounting Policies [Line Items]
Percentage of revenue contributed		11.00%
Customer F
Summary Of Significant Accounting Policies [Line Items]
Percentage of revenue contributed			14.00%